Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 21,945,981	$ 6,056,190
Restricted cash	50,000	400,000
Prepaid expenses and other current assets	525,304	48,852
Total current assets	22,521,285	6,505,042
Property and equipment, net	102,787	133,805
Intangible assets, net	30,917	34,383
Total Assets	22,654,989	6,673,230
Current liabilities
Accounts payable	112,271	73,016
Accrued expenses and other current liabilities	295,156	307,402
Total current liabilities	407,427	380,418
Note payable, Paycheck Protection Program		695,078
Total liabilities	407,427	1,075,496
Commitments and contingencies (Note 12)
Stockholders’ Equity
Convertible Series A, B and C preferred stock, Par $0.00001; 10,000,000 authorized as of December 31, 2021 and 21,982,491 shares authorized, issued and outstanding as of December 31, 2020		220
Common stock, Par $0.00001; 100,000,000 shares authorized, 26,487,680 shares issued and outstanding as of December 31, 2021 and 42,000,000 shares authorized, 951,794 shares issued and outstanding as of December 31, 2020	265	10
Common stock warrants	170,397
Additional paid-in capital	138,570,430	114,291,505
Accumulated deficit	(116,493,530)	(108,694,001)
Total stockholders’ equity	22,247,562	5,597,734
Total Liabilities and Stockholders’ Equity	$ 22,654,989	$ 6,673,230